Segment information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net revenue	R$ 77,411	R$ 70,569	R$ 96,519
Cost of products sold	(71,414)	(67,548)	(85,161)
Gross profit	5,997	3,021	11,358
Selling, general and distribuition expenses	(4,985)	(4,854)	(5,284)
Results from equity investments	(21)	7	35
Other operating income (expenses), net	(2,070)	(966)	(1,837)
Profit (loss) before net financial expenses and taxes	(1,079)	(2,792)	4,272
Reporting Segments [Member]
IfrsStatementLineItems [Line Items]
Net revenue	79,436	71,468	98,335
Cost of products sold	(73,127)	(68,652)	(88,252)
Gross profit	6,309	2,816	10,083
Selling, general and distribuition expenses	(3,021)	(3,198)	(3,143)
Other operating income (expenses), net	(2,497)	(939)	(1,865)
Profit (loss) before net financial expenses and taxes	791	(1,321)	5,075
Reporting Segments [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Net revenue	54,844	49,512	69,080
Cost of products sold	(50,600)	(48,159)	(63,196)
Gross profit	4,244	1,353	5,884
Selling, general and distribuition expenses	(1,623)	(1,781)	(1,853)
Other operating income (expenses), net	(2,502)	(1,443)	(1,889)
Profit (loss) before net financial expenses and taxes	119	(1,871)	2,142
Reporting Segments [Member] | USA and Europe [Member]
IfrsStatementLineItems [Line Items]
Net revenue	19,444	17,507	23,421
Cost of products sold	(18,026)	(16,127)	(19,986)
Gross profit	1,418	1,380	3,435
Selling, general and distribuition expenses	(829)	(802)	(838)
Other operating income (expenses), net	(47)	309	57
Profit (loss) before net financial expenses and taxes	542	887	2,654
Reporting Segments [Member] | Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Net revenue	5,148	4,449	5,834
Cost of products sold	(4,501)	(4,366)	(5,070)
Gross profit	647	83	764
Selling, general and distribuition expenses	(569)	(615)	(452)
Other operating income (expenses), net	52	195	(33)
Profit (loss) before net financial expenses and taxes	130	(337)	279
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Net revenue	736	782	403
Cost of products sold	(351)	(501)	(262)
Gross profit	385	281	140
Selling, general and distribuition expenses	41	137	83
Results from equity investments	(21)	7	35
Other operating income (expenses), net	(119)	8	5
Profit (loss) before net financial expenses and taxes	286	433	263
Corporate Unit [Member]
IfrsStatementLineItems [Line Items]
Selling, general and distribuition expenses	(2,079)	(2,033)	(2,197)
Other operating income (expenses), net	651	458	19
Profit (loss) before net financial expenses and taxes	(1,428)	(1,575)	(2,178)
Braskem Consolidated Before Eliminations And Reclassifications [Member]
IfrsStatementLineItems [Line Items]
Net revenue	80,172	72,250	98,738
Cost of products sold	(73,478)	(69,153)	(88,514)
Gross profit	6,694	3,097	10,223
Selling, general and distribuition expenses	(5,059)	(5,094)	(5,257)
Results from equity investments	(21)	7	35
Other operating income (expenses), net	(1,965)	(473)	(1,841)
Profit (loss) before net financial expenses and taxes	(351)	(2,463)	3,160
Eliminations And Reclassifications [Member]
IfrsStatementLineItems [Line Items]
Net revenue	(2,761)	(1,681)	(2,219)
Cost of products sold	2,064	1,605	3,353
Gross profit	(697)	(76)	1,135
Selling, general and distribuition expenses	74	240	(27)
Other operating income (expenses), net	(105)	(493)	4
Profit (loss) before net financial expenses and taxes	R$ (728)	R$ (329)	R$ 1,112